Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	20,874,524	11,600,000	6,000,000
Common stock, shares outstanding	20,874,524	11,600,000	6,000,000